Other assets - Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Deferred charges	€ 4,158	€ 2,958	€ 2,841
Tax credits	962	673	1,243
Accrued income	17	384	260
Other tax receivables	1,004	1,459	1,125
Grants	944	1,021	1,181
Other non-trade receivables	1,077	675	1,617
Derivatives	261	1,770	23
Total other current assets	€ 8,424	€ 8,940	€ 8,290